FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-8

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA-8

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-8 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-8 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class B Shares	Janus Henderson - Global Research Service Shares
AB Large Cap Growth Class B Shares	MFS® Growth Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Investors Trust Initial Class
BNY Mellon MidCap Stock Initial Shares	MFS® Research Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Appreciation Initial Shares	MS VIF Emerging Markets Equity Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Bond Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock Government Money Market Initial Class
Franklin Small Cap Value Class 2 Shares	TA Janus Mid-Cap Growth Initial Class
Franklin Small-Mid Cap Growth Class 2 Shares	TA JPMorgan Tactical Allocation Initial Class
Invesco V.I. High Yield Series I Shares	TA WMC US Growth Initial Class
Janus Henderson - Balanced Service Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

1

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA-8 since 2014.

2

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class B Shares	34,981.353	$996,338	$992,071	$(1)	$992,070	35,905	$26.573527	$28.735322

AB Large Cap Growth Class B Shares	11,284.225	588,528	603,142	(1)	603,141	29,724	19.516329	21.104157

Alger Growth & Income Class I-2 Shares	41,321.728	797,345	954,945	-	954,945	47,232	19.524150	21.112418

BNY Mellon MidCap Stock Initial Shares	23,070.943	434,099	379,748	(1)	379,747	13,029	28.219838	30.434300

BNY Mellon Sustainable U.S. Equity Initial Shares	339.472	13,239	14,166	(2)	14,164	631	21.398987	23.078130

BNY Mellon VIF Appreciation Initial Shares	9,637.628	359,164	307,729	1	307,730	11,906	25.172807	27.220418

BNY Mellon VIF Opportunistic Small Cap Initial Shares	24,747.354	1,109,898	974,798	-	974,798	56,342	16.916375	18.292752

Fidelity® VIP Contrafund® Service Class 2	16,419.180	625,459	599,957	-	599,957	15,593	37.760688	40.593264

Fidelity® VIP Equity-Income Service Class 2	2,558.487	55,564	58,103	-	58,103	2,114	25.889332	27.831508

Fidelity® VIP Index 500 Service Class 2	851.485	203,179	314,794	-	314,794	9,257	32.383717	34.812743

Franklin Small Cap Value Class 2 Shares	35,651.269	475,398	446,710	1	446,711	13,734	31.770417	34.153807

Franklin Small-Mid Cap Growth Class 2 Shares	23,076.457	354,796	242,534	-	242,534	9,823	24.020289	25.905670

Invesco V.I. High Yield Series I Shares	189,695.104	910,188	853,628	(1)	853,627	54,088	15.523993	16.786747

Janus Henderson - Balanced Service Shares	25,993.469	921,740	1,103,943	-	1,103,943	43,413	24.491675	26.483899

Janus Henderson - Global Research Service Shares	13,752.365	531,179	665,752	-	665,752	59,163	10.930783	11.820301

MFS® Growth Initial Class	6,459.980	298,159	310,208	-	310,208	15,968	18.066189	19.536404

MFS® Investors Trust Initial Class	2,116.136	63,133	68,288	(1)	68,287	2,899	23.421692	25.326948

MFS® Research Initial Class	6,100.878	163,612	169,238	1	169,239	7,577	20.690009	22.373454

MS VIF Core Plus Fixed Income Class I Shares	84,444.759	765,564	713,558	-	713,558	48,900	14.313427	15.477641

MS VIF Emerging Markets Equity Class I Shares	10,939.815	160,987	130,403	(1)	130,402	7,929	15.828124	17.116042

MS VIF Global Strategist Class I Shares	10,728.387	103,674	81,965	-	81,965	6,485	11.723923	12.677738

TA Aegon Bond Initial Class	37,612.734	437,406	345,285	(12)	345,273	27,191	12.300101	13.176534

TA Aegon Sustainable Equity Income Initial Class	26,449.226	493,684	464,713	(1)	464,712	23,759	18.963174	20.385778

TA BlackRock Government Money Market Initial Class	569,866.612	569,867	569,867	-	569,867	63,053	9.037979	9.037979

TA Janus Mid-Cap Growth Initial Class	2,361.594	77,487	74,272	(3)	74,269	3,206	22.102271	23.836939

TA JPMorgan Tactical Allocation Initial Class	9,965.106	145,556	114,798	(29)	114,769	7,959	14.032450	15.085099

TA WMC US Growth Initial Class	147,209.314	4,695,214	3,818,610	-	3,818,610	166,930	22.173000	23.977036

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount

Net Assets as of December 31, 2020:	$955,115	$736,806	$1,153,245	$518,317

Investment Income:
Reinvested Dividends	6,847	-	14,253	3,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,667	15,721	24,463	10,621

Net Investment Income (Loss)	(13,820)	(15,721)	(10,210)	(6,995)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	60,715	86,510	3,669
Realized Gain (Loss) on Investments	35,998	25,544	141,318	24,508

Net Realized Capital Gains (Losses) on Investments	35,998	86,259	227,828	28,177
Net Change in Unrealized Appreciation (Depreciation)	214,216	120,881	99,854	96,616

Net Gain (Loss) on Investment	250,214	207,140	327,682	124,793

Net Increase (Decrease) in Net Assets Resulting from Operations	236,394	191,419	317,472	117,798

Increase (Decrease) in Net Assets from Contract Transactions	(62,469)	(30,517)	(204,254)	(113,077)

Total Increase (Decrease) in Net Assets	173,925	160,902	113,218	4,721

Net Assets as of December 31, 2021:	$1,129,040	$897,708	$1,266,463	$523,038

Investment Income:
Reinvested Dividends	11,275	-	14,552	3,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,666	13,128	20,042	8,098

Net Investment Income (Loss)	(8,391)	(13,128)	(5,490)	(4,806)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	167,066	88,015	63,949	111,044
Realized Gain (Loss) on Investments	21,032	24,436	66,597	(5,361)

Net Realized Capital Gains (Losses) on Investments	188,098	112,451	130,546	105,683
Net Change in Unrealized Appreciation (Depreciation)	(250,220)	(366,201)	(325,536)	(177,877)

Net Gain (Loss) on Investment	(62,122)	(253,750)	(194,990)	(72,194)

Net Increase (Decrease) in Net Assets Resulting from Operations	(70,513)	(266,878)	(200,480)	(77,000)

Increase (Decrease) in Net Assets from Contract Transactions	(66,457)	(27,689)	(111,038)	(66,291)

Total Increase (Decrease) in Net Assets	(136,970)	(294,567)	(311,518)	(143,291)

Net Assets as of December 31, 2022:	$992,070	$603,141	$954,945	$379,747

See Accompanying Notes.	4

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$95,717	$481,857	$1,284,233	$807,327

Investment Income:
Reinvested Dividends	808	2,201	1,490	217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,337	9,949	26,859	15,562

Net Investment Income (Loss)	(529)	(7,748)	(25,369)	(15,345)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,375	49,918	-	89,206
Realized Gain (Loss) on Investments	37,021	37,227	82,896	121,326

Net Realized Capital Gains (Losses) on Investments	39,396	87,145	82,896	210,532
Net Change in Unrealized Appreciation (Depreciation)	(18,442)	32,016	123,396	(18,958)

Net Gain (Loss) on Investment	20,954	119,161	206,292	191,574

Net Increase (Decrease) in Net Assets Resulting from Operations	20,425	111,413	180,923	176,229

Increase (Decrease) in Net Assets from Contract Transactions	(97,598)	(166,609)	(204,140)	(275,618)

Total Increase (Decrease) in Net Assets	(77,173)	(55,196)	(23,217)	(99,389)

Net Assets as of December 31, 2021:	$18,544	$426,661	$1,261,016	$707,938

Investment Income:
Reinvested Dividends	81	2,186	-	1,766
Investment Expense:
Mortality and Expense Risk and Administrative Charges	290	6,509	21,155	12,996

Net Investment Income (Loss)	(209)	(4,323)	(21,155)	(11,230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,103	95,873	220,838	32,716
Realized Gain (Loss) on Investments	55	1,509	2,253	14,558

Net Realized Capital Gains (Losses) on Investments	1,158	97,382	223,091	47,274
Net Change in Unrealized Appreciation (Depreciation)	(5,488)	(173,284)	(427,906)	(256,516)

Net Gain (Loss) on Investment	(4,330)	(75,902)	(204,815)	(209,242)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,539)	(80,225)	(225,970)	(220,472)

Increase (Decrease) in Net Assets from Contract Transactions	159	(38,706)	(60,248)	112,491

Total Increase (Decrease) in Net Assets	(4,380)	(118,931)	(286,218)	(107,981)

Net Assets as of December 31, 2022:	$14,164	$307,730	$974,798	$599,957

See Accompanying Notes.	5

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$79,313	$419,159	$676,295	$374,317

Investment Income:
Reinvested Dividends	1,517	4,896	7,178	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,615	8,613	13,850	7,092

Net Investment Income (Loss)	(98)	(3,717)	(6,672)	(7,092)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,411	3,460	19,007	40,815
Realized Gain (Loss) on Investments	637	13,477	(32,442)	24,021

Net Realized Capital Gains (Losses) on Investments	11,048	16,937	(13,435)	64,836
Net Change in Unrealized Appreciation (Depreciation)	6,796	94,299	161,234	(28,136)

Net Gain (Loss) on Investment	17,844	111,236	147,799	36,700

Net Increase (Decrease) in Net Assets Resulting from Operations	17,746	107,519	141,127	29,608

Increase (Decrease) in Net Assets from Contract Transactions	(445)	(9,671)	(184,848)	(59,249)

Total Increase (Decrease) in Net Assets	17,301	97,848	(43,721)	(29,641)

Net Assets as of December 31, 2021:	$96,614	$517,007	$632,574	$344,676

Investment Income:
Reinvested Dividends	1,044	4,345	4,558	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,223	7,610	9,468	5,195

Net Investment Income (Loss)	(179)	(3,265)	(4,910)	(5,195)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,003	3,451	86,010	70,117
Realized Gain (Loss) on Investments	6,208	66,210	(5,248)	(3,611)

Net Realized Capital Gains (Losses) on Investments	8,211	69,661	80,762	66,506
Net Change in Unrealized Appreciation (Depreciation)	(13,157)	(173,024)	(142,828)	(184,966)

Net Gain (Loss) on Investment	(4,946)	(103,363)	(62,066)	(118,460)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,125)	(106,628)	(66,976)	(123,655)

Increase (Decrease) in Net Assets from Contract Transactions	(33,386)	(95,585)	(118,887)	21,513

Total Increase (Decrease) in Net Assets	(38,511)	(202,213)	(185,863)	(102,142)

Net Assets as of December 31, 2022:	$58,103	$314,794	$446,711	$242,534

See Accompanying Notes.	6

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,694,600	$1,272,766	$839,901	$388,651

Investment Income:
Reinvested Dividends	81,442	11,528	3,173	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,521	25,548	17,299	7,568

Net Investment Income (Loss)	47,921	(14,020)	(14,126)	(7,568)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,091	42,887	58,773
Realized Gain (Loss) on Investments	(27,178)	41,651	69,552	16,550

Net Realized Capital Gains (Losses) on Investments	(27,178)	48,742	112,439	75,323
Net Change in Unrealized Appreciation (Depreciation)	3,121	146,177	28,745	14,400

Net Gain (Loss) on Investment	(24,057)	194,919	141,184	89,723

Net Increase (Decrease) in Net Assets Resulting from Operations	23,864	180,899	127,058	82,155

Increase (Decrease) in Net Assets from Contract Transactions	(925,172)	(62,207)	(87,406)	(9,691)

Total Increase (Decrease) in Net Assets	(901,308)	118,692	39,652	72,464

Net Assets as of December 31, 2021:	$793,292	$1,391,458	$879,553	$461,115

Investment Income:
Reinvested Dividends	43,676	13,320	10,695	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,867	22,934	14,160	6,294

Net Investment Income (Loss)	26,809	(9,614)	(3,465)	(6,294)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	33,566	78,034	40,856
Realized Gain (Loss) on Investments	(75,882)	40,297	22,369	8,578

Net Realized Capital Gains (Losses) on Investments	(75,882)	73,863	100,403	49,434
Net Change in Unrealized Appreciation (Depreciation)	(49,763)	(316,257)	(280,664)	(195,384)

Net Gain (Loss) on Investment	(125,645)	(242,394)	(180,261)	(145,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,836)	(252,008)	(183,726)	(152,244)

Increase (Decrease) in Net Assets from Contract Transactions	159,171	(35,507)	(30,075)	1,337

Total Increase (Decrease) in Net Assets	60,335	(287,515)	(213,801)	(150,907)

Net Assets as of December 31, 2022:	$853,627	$1,103,943	$665,752	$310,208

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount

Net Assets as of December 31, 2020:	$109,686	$201,081	$713,674	$244,591

Investment Income:
Reinvested Dividends	606	1,109	27,879	1,551
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,916	3,635	14,142	3,712

Net Investment Income (Loss)	(1,310)	(2,526)	13,737	(2,161)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,045	11,618	46,208	-
Realized Gain (Loss) on Investments	15,056	16,516	(29,260)	2,637

Net Realized Capital Gains (Losses) on Investments	18,101	28,134	16,948	2,637
Net Change in Unrealized Appreciation (Depreciation)	2,844	15,229	(42,382)	5,811

Net Gain (Loss) on Investment	20,945	43,363	(25,434)	8,448

Net Increase (Decrease) in Net Assets Resulting from Operations	19,635	40,837	(11,697)	6,287

Increase (Decrease) in Net Assets from Contract Transactions	(47,982)	(25,142)	636,558	(69,414)

Total Increase (Decrease) in Net Assets	(28,347)	15,695	624,861	(63,127)

Net Assets as of December 31, 2021:	$81,339	$216,776	$1,338,535	$181,464

Investment Income:
Reinvested Dividends	479	906	40,702	613
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,463	3,244	18,511	2,721

Net Investment Income (Loss)	(984)	(2,338)	22,191	(2,108)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,191	23,636	18,173	14,811
Realized Gain (Loss) on Investments	835	4,439	(174,632)	(1,416)

Net Realized Capital Gains (Losses) on Investments	10,026	28,075	(156,459)	13,395
Net Change in Unrealized Appreciation (Depreciation)	(23,840)	(65,856)	(36,353)	(58,555)

Net Gain (Loss) on Investment	(13,814)	(37,781)	(192,812)	(45,160)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,798)	(40,119)	(170,621)	(47,268)

Increase (Decrease) in Net Assets from Contract Transactions	1,746	(7,418)	(454,356)	(3,794)

Total Increase (Decrease) in Net Assets	(13,052)	(47,537)	(624,977)	(51,062)

Net Assets as of December 31, 2022:	$68,287	$169,239	$713,558	$130,402

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Global Strategist Class I Shares Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2020:	$92,282	$481,400	$722,693	$842,772

Investment Income:
Reinvested Dividends	1,754	7,366	15,182	35
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,716	9,416	13,502	15,671

Net Investment Income (Loss)	38	(2,050)	1,680	(15,636)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,201	29,111	-	-
Realized Gain (Loss) on Investments	790	(515)	(42,107)	-

Net Realized Capital Gains (Losses) on Investments	3,991	28,596	(42,107)	-
Net Change in Unrealized Appreciation (Depreciation)	1,960	(40,101)	172,458	-

Net Gain (Loss) on Investment	5,951	(11,505)	130,351	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,989	(13,555)	132,031	(15,636)

Increase (Decrease) in Net Assets from Contract Transactions	2,219	16,577	(130,691)	131,298

Total Increase (Decrease) in Net Assets	8,208	3,022	1,340	115,662

Net Assets as of December 31, 2021:	$100,490	$484,422	$724,033	$958,434

Investment Income:
Reinvested Dividends	-	10,317	10,500	9,060
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,526	7,627	10,197	13,000

Net Investment Income (Loss)	(1,526)	2,690	303	(3,940)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,158	-	17,037	-
Realized Gain (Loss) on Investments	511	(13,103)	8,353	-

Net Realized Capital Gains (Losses) on Investments	15,669	(13,103)	25,390	-
Net Change in Unrealized Appreciation (Depreciation)	(32,553)	(63,145)	(111,524)	-

Net Gain (Loss) on Investment	(16,884)	(76,248)	(86,134)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,410)	(73,558)	(85,831)	(3,940)

Increase (Decrease) in Net Assets from Contract Transactions	(115)	(65,591)	(173,490)	(384,627)

Total Increase (Decrease) in Net Assets	(18,525)	(139,149)	(259,321)	(388,567)

Net Assets as of December 31, 2022:	$81,965	$345,273	$464,712	$569,867

See Accompanying Notes.	9

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$127,163	$331,134	$5,679,655

Investment Income:
Reinvested Dividends	296	6,667	4,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,296	6,599	112,441

Net Investment Income (Loss)	(2,000)	68	(107,962)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,349	21,883	827,962
Realized Gain (Loss) on Investments	23,215	1,787	503,762

Net Realized Capital Gains (Losses) on Investments	36,564	23,670	1,331,724
Net Change in Unrealized Appreciation (Depreciation)	(17,443)	(13,636)	(246,857)

Net Gain (Loss) on Investment	19,121	10,034	1,084,867

Net Increase (Decrease) in Net Assets Resulting from Operations	17,121	10,102	976,905

Increase (Decrease) in Net Assets from Contract Transactions	(48,078)	24,976	(869,116)

Total Increase (Decrease) in Net Assets	(30,957)	35,078	107,789

Net Assets as of December 31, 2021:	$96,206	$366,212	$5,787,444

Investment Income:
Reinvested Dividends	-	2,822	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,524	3,833	86,799

Net Investment Income (Loss)	(1,524)	(1,011)	(86,799)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,456	15,998	748,474
Realized Gain (Loss) on Investments	49	(4,306)	136,984

Net Realized Capital Gains (Losses) on Investments	12,505	11,692	885,458
Net Change in Unrealized Appreciation (Depreciation)	(28,407)	(55,680)	(2,666,972)

Net Gain (Loss) on Investment	(15,902)	(43,988)	(1,781,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,426)	(44,999)	(1,868,313)

Increase (Decrease) in Net Assets from Contract Transactions	(4,511)	(206,444)	(100,521)

Total Increase (Decrease) in Net Assets	(21,937)	(251,443)	(1,968,834)

Net Assets as of December 31, 2022:	$74,269	$114,769	$3,818,610

See Accompanying Notes.	10

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

1.  Organization

Separate Account VA-8 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransMark Optimum ChoiceSM Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Initial Class
MFS® Research Initial Class	MFS® Research Initial Class

11

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount	Mutual Fund
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Portfolio Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class

12

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

13

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class B Shares	$ 192,320	$ 100,102

AB Large Cap Growth Class B Shares	88,638	41,439

Alger Growth & Income Class I-2 Shares	83,452	136,031

BNY Mellon MidCap Stock Initial Shares	115,312	75,365

BNY Mellon Sustainable U.S. Equity Initial Shares	1,376	324

BNY Mellon VIF Appreciation Initial Shares	99,905	47,062

BNY Mellon VIF Opportunistic Small Cap Initial Shares	243,857	104,422

Fidelity® VIP Contrafund® Service Class 2	182,340	48,363

Fidelity® VIP Equity-Income Service Class 2	3,047	34,610

Fidelity® VIP Index 500 Service Class 2	13,477	108,877

Franklin Small Cap Value Class 2 Shares	130,981	168,769

Franklin Small-Mid Cap Growth Class 2 Shares	97,829	11,394

Invesco V.I. High Yield Series I Shares	1,128,664	942,685

Janus Henderson - Balanced Service Shares	108,276	119,830

Janus Henderson - Global Research Service Shares	89,205	44,712

MFS® Growth Initial Class	49,258	13,360

MFS® Investors Trust Initial Class	12,403	2,449

MFS® Research Initial Class	24,643	10,764

MS VIF Core Plus Fixed Income Class I Shares	844,004	1,257,995

MS VIF Emerging Markets Equity Class I Shares	17,285	8,376

MS VIF Global Strategist Class I Shares	17,329	3,812

TA Aegon Bond Initial Class	15,070	77,973

TA Aegon Sustainable Equity Income Initial Class	75,407	231,556

TA BlackRock Government Money Market Initial Class	109,087	497,651

TA Janus Mid-Cap Growth Initial Class	12,462	6,041

TA JPMorgan Tactical Allocation Initial Class	26,806	218,268

TA WMC US Growth Initial Class	991,486	430,333

14

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class B Shares	164	(2,564)	(2,400)	286	(2,572)	(2,286)

AB Large Cap Growth Class B Shares	-	(1,191)	(1,191)	-	(1,114)	(1,114)

Alger Growth & Income Class I-2 Shares	139	(5,169)	(5,030)	519	(9,915)	(9,396)

BNY Mellon MidCap Stock Initial Shares	16	(2,037)	(2,021)	141	(3,437)	(3,296)

BNY Mellon Sustainable U.S. Equity Initial Shares	5	-	5	56	(3,368)	(3,312)

BNY Mellon VIF Appreciation Initial Shares	1	(1,357)	(1,356)	26	(5,550)	(5,524)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	419	(3,610)	(3,191)	715	(10,498)	(9,783)

Fidelity® VIP Contrafund® Service Class 2	-	2,379	2,379	11	(5,770)	(5,759)

Fidelity® VIP Equity-Income Service Class 2	-	(1,141)	(1,141)	-	(15)	(15)

Fidelity® VIP Index 500 Service Class 2	112	(2,969)	(2,857)	45	(307)	(262)

Franklin Small Cap Value Class 2 Shares	9	(3,430)	(3,421)	87	(5,614)	(5,527)

Franklin Small-Mid Cap Growth Class 2 Shares	78	672	750	62	(1,633)	(1,571)

Invesco V.I. High Yield Series I Shares	360	9,370	9,730	166	(53,815)	(53,649)

Janus Henderson - Balanced Service Shares	270	(1,579)	(1,309)	500	(2,664)	(2,164)

Janus Henderson - Global Research Service Shares	-	(2,450)	(2,450)	-	(6,156)	(6,156)

MFS® Growth Initial Class	61	(41)	20	67	(431)	(364)

MFS® Investors Trust Initial Class	71	4	75	67	(1,856)	(1,789)

MFS® Research Initial Class	1	(319)	(318)	1	(1,085)	(1,084)

MS VIF Core Plus Fixed Income Class I Shares	126	(28,776)	(28,650)	452	37,111	37,563

MS VIF Emerging Markets Equity Class I Shares	1	(193)	(192)	14	(3,049)	(3,035)

MS VIF Global Strategist Class I Shares	102	(105)	(3)	115	16	131

TA Aegon Bond Initial Class	5	(4,772)	(4,767)	122	934	1,056

TA Aegon Sustainable Equity Income Initial Class	320	(8,283)	(7,963)	254	(6,833)	(6,579)

TA BlackRock Government Money Market Initial Class	1,142	(43,764)	(42,622)	2,024	12,337	14,361

TA Janus Mid-Cap Growth Initial Class	-	(186)	(186)	-	(1,801)	(1,801)

15

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Tactical Allocation Initial Class	349	(13,249)	(12,900)	627	783	1,410

TA WMC US Growth Initial Class	471	(3,501)	(3,030)	1,049	(29,037)	(27,988)

16

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class B Shares	$4,413	$(70,870)	$ (66,457)	$7,471	$(69,940)	$ (62,469)

AB Large Cap Growth Class B Shares	-	(27,689)	(27,689)	-	(30,517)	(30,517)

Alger Growth & Income Class I-2 Shares	3,255	(114,293)	(111,038)	7,427	(211,681)	(204,254)

BNY Mellon MidCap Stock Initial Shares	544	(66,835)	(66,291)	4,531	(117,608)	(113,077)

BNY Mellon Sustainable U.S. Equity Initial Shares	150	9	159	1,500	(99,098)	(97,598)

BNY Mellon VIF Appreciation Initial Shares	27	(38,733)	(38,706)	745	(167,354)	(166,609)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	7,648	(67,896)	(60,248)	11,747	(215,887)	(204,140)

Fidelity® VIP Contrafund® Service Class 2	15	112,476	112,491	519	(276,137)	(275,618)

Fidelity® VIP Equity-Income Service Class 2	-	(33,386)	(33,386)	-	(445)	(445)

Fidelity® VIP Index 500 Service Class 2	4,497	(100,082)	(95,585)	1,724	(11,395)	(9,671)

Franklin Small Cap Value Class 2 Shares	308	(119,195)	(118,887)	3,053	(187,901)	(184,848)

Franklin Small-Mid Cap Growth Class 2 Shares	2,327	19,186	21,513	2,387	(61,636)	(59,249)

Invesco V.I. High Yield Series I Shares	6,485	152,686	159,171	3,054	(928,226)	(925,172)

Janus Henderson - Balanced Service Shares	7,215	(42,722)	(35,507)	14,044	(76,251)	(62,207)

Janus Henderson - Global Research Service Shares	-	(30,075)	(30,075)	-	(87,406)	(87,406)

MFS® Growth Initial Class	1,489	(152)	1,337	1,743	(11,434)	(9,691)

MFS® Investors Trust Initial Class	1,743	3	1,746	1,743	(49,725)	(47,982)

MFS® Research Initial Class	18	(7,436)	(7,418)	18	(25,160)	(25,142)

MS VIF Core Plus Fixed Income Class I Shares	2,198	(456,554)	(454,356)	7,794	628,764	636,558

MS VIF Emerging Markets Equity Class I Shares	15	(3,809)	(3,794)	325	(69,739)	(69,414)

MS VIF Global Strategist Class I Shares	1,489	(1,604)	(115)	1,743	476	2,219

TA Aegon Bond Initial Class	67	(65,658)	(65,591)	1,822	14,755	16,577

TA Aegon Sustainable Equity Income Initial Class	6,385	(179,875)	(173,490)	5,482	(136,173)	(130,691)

TA BlackRock Government Money Market Initial Class	10,314	(394,941)	(384,627)	18,495	112,803	131,298

17

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Janus Mid-Cap Growth Initial Class	$-	$(4,511)	$(4,511)	$-	$(48,078)	$(48,078)

TA JPMorgan Tactical Allocation Initial Class	5,529	(211,973)	(206,444)	10,970	14,006	24,976

TA WMC US Growth Initial Class	13,166	(113,687)	(100,521)	28,029	(897,145)	(869,116)

18

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

AB Growth and Income Class B Shares
12/31/2022	35,905	$28.74	to	$26.57	$992,070	1.10%	1.75%	to	2.10%	(6.07	) %	to	(6.40	) %
12/31/2021	38,305	30.59	to	28.39	1,129,040	0.63	1.75	to	2.10	25.62%		to	25.18
12/31/2020	40,591	24.35	to	22.68	955,115	1.32	1.75	to	2.10	0.69		to	0.34
12/31/2019	43,450	24.19	to	22.60	1,017,523	1.01	1.75	to	2.10	21.47		to	21.04
12/31/2018	45,647	19.91	to	18.67	881,195	0.79	1.75	to	2.10	(7.49)		to	(7.81)
AB Large Cap Growth Class B Shares
12/31/2022	29,724	21.10	to	19.52	603,141	-	1.75	to	2.10	(29.92)		to	(30.17)
12/31/2021	30,915	30.12	to	27.95	897,708	-	1.75	to	2.10	26.42		to	25.98
12/31/2020	32,029	23.82	to	22.18	736,806	-	1.75	to	2.10	32.80		to	32.33
12/31/2019	36,621	17.94	to	16.76	637,264	-	1.75	to	2.10	32.03		to	31.57
12/31/2018	43,633	13.59	to	12.74	575,524	-	1.75	to	2.10	0.54		to	0.18
Alger Growth & Income Class I-2 Shares
12/31/2022	47,232	21.11	to	19.52	954,945	1.41	1.75	to	2.10	(16.45)		to	(16.74)
12/31/2021	52,262	25.27	to	23.45	1,266,463	1.14	1.75	to	2.10	29.38		to	28.93
12/31/2020	61,658	19.53	to	18.19	1,153,245	1.39	1.75	to	2.10	12.88		to	12.49
12/31/2019	63,674	17.30	to	16.17	1,057,856	1.59	1.75	to	2.10	27.23		to	26.78
12/31/2018	71,556	13.60	to	12.75	935,222	1.66	1.75	to	2.10	(6.28)		to	(6.60)
BNY Mellon MidCap Stock Initial Shares
12/31/2022	13,029	30.43	to	28.22	379,747	0.79	1.75	to	2.10	(15.57)		to	(15.86)
12/31/2021	15,050	36.04	to	33.54	523,038	0.65	1.75	to	2.10	23.70		to	23.27
12/31/2020	18,346	29.14	to	27.21	518,317	0.81	1.75	to	2.10	6.23		to	5.85
12/31/2019	18,045	27.43	to	25.70	480,857	0.66	1.75	to	2.10	18.10		to	17.69
12/31/2018	19,698	23.23	to	21.84	445,511	0.59	1.75	to	2.10	(16.96)		to	(17.26)
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	631	23.08	to	21.40	14,164	0.52	1.75	to	2.10	(24.21)		to	(24.47)
12/31/2021	626	30.45	to	28.33	18,544	1.08	1.75	to	2.10	24.79		to	24.36
12/31/2020	3,938	24.40	to	22.78	95,717	1.07	1.75	to	2.10	21.99		to	21.56
12/31/2019	3,870	20.00	to	18.74	77,126	1.56	1.75	to	2.10	32.03		to	31.57
12/31/2018	4,721	15.15	to	14.25	70,870	2.07	1.75	to	2.10	(6.07)		to	(6.40)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	11,906	27.22	to	25.17	307,730	0.66	1.75	to	2.10	(19.48)		to	(19.77)
12/31/2021	13,262	33.81	to	31.37	426,661	0.44	1.75	to	2.10	24.93		to	24.49
12/31/2020	18,786	27.06	to	25.20	481,857	0.79	1.75	to	2.10	21.54		to	21.11
12/31/2019	24,060	22.27	to	20.81	507,374	1.16	1.75	to	2.10	33.74		to	33.27
12/31/2018	26,611	16.65	to	15.61	420,325	1.24	1.75	to	2.10	(8.48)		to	(8.80)

19

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	56,342	$18.29	to	$16.92	$974,798	-%	1.75%	to	2.10%	(18.06	) %	to	(18.35	) %
12/31/2021	59,533	22.33	to	20.72	1,261,016	0.11	1.75	to	2.10	14.44%		to	14.04
12/31/2020	69,316	19.51	to	18.17	1,284,233	0.64	1.75	to	2.10	17.81		to	17.40
12/31/2019	70,847	16.56	to	15.48	1,118,644	-	1.75	to	2.10	19.67		to	19.25
12/31/2018	78,953	13.84	to	12.98	1,045,958	-	1.75	to	2.10	(20.49)		to	(20.77)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	15,593	40.59	to	37.76	599,957	0.27	1.75	to	2.10	(27.76)		to	(28.01)
12/31/2021	13,214	56.19	to	52.46	707,938	0.03	1.75	to	2.10	25.30		to	24.86
12/31/2020	18,973	44.85	to	42.01	807,327	0.07	1.75	to	2.10	27.97		to	27.52
12/31/2019	21,735	35.05	to	32.94	725,327	0.22	1.75	to	2.10	29.00		to	28.55
12/31/2018	41,404	27.17	to	25.63	1,069,384	0.42	1.75	to	2.10	(8.27)		to	(8.59)
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	2,114	27.83	to	25.89	58,103	1.54	1.75	to	2.10	(7.01)		to	(7.33)
12/31/2021	3,255	29.93	to	27.94	96,614	1.68	1.75	to	2.10	22.45		to	22.02
12/31/2020	3,270	24.44	to	22.90	79,313	1.63	1.75	to	2.10	4.59		to	4.22
12/31/2019	4,774	23.37	to	21.97	109,061	1.83	1.75	to	2.10	24.90		to	24.47
12/31/2018	4,871	18.71	to	17.65	89,149	2.08	1.75	to	2.10	(10.13)		to	(10.45)
Fidelity® VIP Index 500 Service Class 2
12/31/2022	9,257	34.81	to	32.38	314,794	1.05	1.75	to	2.10	(19.83)		to	(20.11)
12/31/2021	12,114	43.42	to	40.54	517,007	1.04	1.75	to	2.10	26.03		to	25.59
12/31/2020	12,376	34.45	to	32.28	419,159	1.52	1.75	to	2.10	15.89		to	15.49
12/31/2019	14,031	29.73	to	27.95	411,115	1.76	1.75	to	2.10	28.75		to	28.30
12/31/2018	14,606	23.09	to	21.78	332,559	1.54	1.75	to	2.10	(6.39)		to	(6.72)
Franklin Small Cap Value Class 2 Shares
12/31/2022	13,734	34.15	to	31.77	446,711	0.95	1.75	to	2.10	(11.62)		to	(11.93)
12/31/2021	17,155	38.65	to	36.07	632,574	1.04	1.75	to	2.10	23.19		to	22.76
12/31/2020	22,682	31.37	to	29.39	676,295	1.50	1.75	to	2.10	3.36		to	3.00
12/31/2019	25,499	30.35	to	28.53	736,093	0.94	1.75	to	2.10	24.16		to	23.72
12/31/2018	44,397	24.45	to	23.06	1,030,425	0.89	1.75	to	2.10	(14.40)		to	(14.70)
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2022	9,823	25.91	to	24.02	242,534	-	1.75	to	2.10	(34.84)		to	(35.07)
12/31/2021	9,073	39.76	to	36.99	344,676	-	1.75	to	2.10	8.10		to	7.73
12/31/2020	10,644	36.78	to	34.34	374,317	-	1.75	to	2.10	52.40		to	51.86
12/31/2019	12,378	24.13	to	22.61	286,403	-	1.75	to	2.10	29.16		to	28.70
12/31/2018	13,859	18.68	to	17.57	249,022	-	1.75	to	2.10	(7.02)		to	(7.35)
Invesco V.I. High Yield Series I Shares
12/31/2022	54,088	16.79	to	15.52	853,627	5.19	1.75	to	2.10	(11.12)		to	(11.43)
12/31/2021	44,358	18.89	to	17.53	793,292	5.01	1.75	to	2.10	2.57		to	2.21
12/31/2020	98,007	18.41	to	17.15	1,694,600	7.94	1.75	to	2.10	1.52		to	1.16
12/31/2019	122,461	18.14	to	16.95	2,089,890	5.24	1.75	to	2.10	11.54		to	11.15
12/31/2018	48,348	16.26	to	15.25	749,224	6.33	1.75	to	2.10	(5.04)		to	(5.37)

20

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

Janus Henderson - Balanced Service Shares
12/31/2022	43,413	$26.48	to	$24.49	$1,103,943	1.12%	1.75%	to	2.10%	(18.06	) %	to	(18.35	) %
12/31/2021	44,722	32.32	to	29.99	1,391,458	0.87	1.75	to	2.10	14.88		to	14.48
12/31/2020	46,886	28.13	to	26.20	1,272,766	2.01	1.75	to	2.10	12.05		to	11.65
12/31/2019	57,831	25.11	to	23.47	1,397,375	1.63	1.75	to	2.10	20.15		to	19.73
12/31/2018	65,231	20.90	to	19.60	1,313,157	1.77	1.75	to	2.10	(1.32)		to	(1.67)
Janus Henderson - Global Research Service Shares
12/31/2022	59,163	11.82	to	10.93	665,752	1.48	1.75	to	2.10	(21.00)		to	(21.28)
12/31/2021	61,613	14.96	to	13.89	879,553	0.36	1.75	to	2.10	15.75		to	15.35
12/31/2020	67,769	12.93	to	12.04	839,901	0.64	1.75	to	2.10	17.68		to	17.27
12/31/2019	74,865	10.98	to	10.27	791,613	0.84	1.75	to	2.10	26.48		to	26.04
12/31/2018	96,057	8.68	to	8.14	804,277	0.97	1.75	to	2.10	(8.70)		to	(9.02)
MFS® Growth Initial Class
12/31/2022	15,968	19.54	to	18.07	310,208	-	1.75	to	2.10	(32.82)		to	(33.05)
12/31/2021	15,948	29.08	to	26.99	461,115	-	1.75	to	2.10	21.39		to	20.97
12/31/2020	16,312	23.96	to	22.31	388,651	-	1.75	to	2.10	29.56		to	29.11
12/31/2019	17,443	18.49	to	17.28	320,896	-	1.75	to	2.10	35.75		to	35.28
12/31/2018	22,785	13.62	to	12.77	308,984	0.09	1.75	to	2.10	0.88		to	0.52
MFS® Investors Trust Initial Class
12/31/2022	2,899	25.33	to	23.42	68,287	0.68	1.75	to	2.10	(17.94)		to	(18.22)
12/31/2021	2,824	30.86	to	28.64	81,339	0.64	1.75	to	2.10	24.61		to	24.18
12/31/2020	4,613	24.77	to	23.06	109,686	0.65	1.75	to	2.10	11.89		to	11.50
12/31/2019	4,873	22.13	to	20.69	103,601	0.68	1.75	to	2.10	29.30		to	28.85
12/31/2018	5,338	17.12	to	16.05	87,773	0.61	1.75	to	2.10	(7.14)		to	(7.46)
MFS® Research Initial Class
12/31/2022	7,577	22.37	to	20.69	169,239	0.49	1.75	to	2.10	(18.64)		to	(18.93)
12/31/2021	7,895	27.50	to	25.52	216,776	0.54	1.75	to	2.10	22.64		to	22.21
12/31/2020	8,979	22.42	to	20.88	201,081	0.73	1.75	to	2.10	14.57		to	14.16
12/31/2019	9,203	19.57	to	18.29	179,882	0.81	1.75	to	2.10	30.64		to	30.19
12/31/2018	10,321	14.98	to	14.05	154,454	0.68	1.75	to	2.10	(6.04)		to	(6.37)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	48,900	15.48	to	14.31	713,558	4.48	1.75	to	2.10	(15.81)		to	(16.11)
12/31/2021	77,550	18.39	to	17.06	1,338,535	3.91	1.75	to	2.10	(2.05)		to	(2.40)
12/31/2020	39,987	18.77	to	17.48	713,674	2.39	1.75	to	2.10	5.92		to	5.55
12/31/2019	47,446	17.72	to	16.56	799,829	3.85	1.75	to	2.10	8.96		to	8.58
12/31/2018	83,359	16.26	to	15.25	1,283,802	3.30	1.75	to	2.10	(2.38)		to	(2.73)
MS VIF Emerging Markets Equity Class I Shares
12/31/2022	7,929	17.12	to	15.83	130,402	0.43	1.75	to	2.10	(26.38)		to	(26.64)
12/31/2021	8,121	23.25	to	21.58	181,464	0.81	1.75	to	2.10	1.20		to	0.85
12/31/2020	11,156	22.97	to	21.39	244,591	1.32	1.75	to	2.10	12.45		to	12.05
12/31/2019	21,235	20.43	to	19.09	410,454	0.98	1.75	to	2.10	17.51		to	17.10
12/31/2018	35,982	17.39	to	16.30	590,871	0.49	1.75	to	2.10	(18.91)		to	(19.19)

21

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

MS VIF Global Strategist Class I Shares
12/31/2022	6,485	$12.68	to	$11.72	$81,965	-%	1.75%	to	2.10%	(18.38	) %	to	(18.67	) %
12/31/2021	6,488	15.53	to	14.41	100,490	1.80	1.75	to	2.10	6.49		to	6.12
12/31/2020	6,357	14.59	to	13.58	92,282	1.47	1.75	to	2.10	8.99		to	8.61
12/31/2019	5,875	13.38	to	12.51	78,233	1.87	1.75	to	2.10	15.73		to	15.32
12/31/2018	5,740	11.56	to	10.85	66,056	1.09	1.75	to	2.10	(8.14)		to	(8.46)
TA Aegon Bond Initial Class
12/31/2022	27,191	13.18	to	12.30	345,273	2.63	1.75	to	2.10	(16.31)		to	(16.61)
12/31/2021	31,958	15.75	to	14.75	484,422	1.53	1.75	to	2.10	(2.59)		to	(2.93)
12/31/2020	30,902	16.16	to	15.20	481,400	2.44	1.75	to	2.10	5.81		to	5.44
12/31/2019	39,179	15.28	to	14.41	575,661	3.27	1.75	to	2.10	6.53		to	6.16
12/31/2018	121,110	14.34	to	13.57	1,653,700	2.07	1.75	to	2.10	(2.39)		to	(2.73)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	23,759	20.39	to	18.96	464,712	1.98	1.75	to	2.10	(13.16)		to	(13.46)
12/31/2021	31,722	23.47	to	21.91	724,033	2.13	1.75	to	2.10	20.30		to	19.88
12/31/2020	38,301	19.51	to	18.28	722,693	3.09	1.75	to	2.10	(8.96)		to	(9.28)
12/31/2019	44,040	21.43	to	20.15	910,253	2.28	1.75	to	2.10	21.76		to	21.33
12/31/2018	69,174	17.60	to	16.61	1,166,663	2.28	1.75	to	2.10	(13.05)		to	(13.35)
TA BlackRock Government Money Market Initial Class
12/31/2022	63,053	9.04	to	9.04	569,867	1.22	1.75	to	2.10	(0.35)		to	(0.35)
12/31/2021	105,675	9.07	to	9.07	958,434	-	1.75	to	2.10	(1.73)		to	(1.73)
12/31/2020	91,314	9.23	to	9.23	842,772	0.30	1.75	to	2.10	(1.46)		to	(1.46)
12/31/2019	93,958	9.37	to	9.37	880,002	1.97	1.75	to	2.10	0.20		to	0.20
12/31/2018	103,710	9.35	to	9.35	969,364	1.78	1.75	to	2.10	0.03		to	0.03
TA Janus Mid-Cap Growth Initial Class
12/31/2022	3,206	23.84	to	22.10	74,269	-	1.75	to	2.10	(18.16)		to	(18.44)
12/31/2021	3,392	29.13	to	27.10	96,206	0.24	1.75	to	2.10	15.26		to	14.86
12/31/2020	5,193	25.27	to	23.59	127,163	0.22	1.75	to	2.10	17.13		to	16.72
12/31/2019	5,996	21.57	to	20.21	124,894	0.07	1.75	to	2.10	34.34		to	33.87
12/31/2018	7,797	16.06	to	15.10	120,402	0.06	1.75	to	2.10	(2.94)		to	(3.28)
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	7,959	15.09	to	14.03	114,769	1.42	1.75	to	2.10	(16.28)		to	(16.57)
12/31/2021	20,859	18.02	to	16.82	366,212	1.90	1.75	to	2.10	3.09		to	2.73
12/31/2020	19,449	17.48	to	16.37	331,134	2.31	1.75	to	2.10	10.41		to	10.02
12/31/2019	26,636	15.83	to	14.88	407,355	2.47	1.75	to	2.10	10.23		to	9.85
12/31/2018	38,588	14.36	to	13.55	532,855	2.20	1.75	to	2.10	(4.63)		to	(4.96)
TA WMC US Growth Initial Class
12/31/2022	166,930	23.98	to	22.17	3,818,610	-	1.75	to	2.10	(32.54)		to	(32.77)
12/31/2021	169,960	35.54	to	32.98	5,787,444	0.08	1.75	to	2.10	18.57		to	18.16
12/31/2020	197,948	29.97	to	27.91	5,679,655	0.11	1.75	to	2.10	34.91		to	34.44
12/31/2019	206,842	22.22	to	20.76	4,414,327	0.13	1.75	to	2.10	37.62		to	37.14
12/31/2018	262,774	16.14	to	15.14	4,069,323	0.50	1.75	to	2.10	(1.54)		to	(1.88)

22

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1) See Footnote 1

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

23

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.60% to 1.95% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

24

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

25